Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Consolidated Subsidiaries
16.	Consolidated Subsidiaries

(1)	Consolidated subsidiaries as of December 31, 2020 and 2021 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2020	2021
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Engineering and construction for utility plant and others	Korea	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	Korea	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	Korea	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	Korea	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	Philippines	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	Philippines	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	Lebanon	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	Singapore	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Imouraren Uranium Investment Corp.	Holding company	France	100.00%	—
KEPCO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	Bahrain	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	Jordan	80.00%	80.00%
KHNP Canada Energy Ltd.	Holding company	Canada	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	Canada	80.00%	80.00%
KEPCO Holdings de Mexico	Holding company	Mexico	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	Mexico	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	Mexico	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	Netherlands	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	Indonesia	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	Indonesia	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	Philippines	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	Jordan	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
DG Fairhaven Power, LLC	Power generation	USA	100.00%	—
KNF Canada Energy Limited	Holding company	Canada	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	Barbados	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	Korea	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	Indonesia	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	100.00%
KOSEP USA, Inc.	Power generation	USA	100.00%	—
PT. EWP Indonesia	Holding company	Indonesia	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Global One Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Mira Power Limited(*3)	Power generation	Pakistan	76.00%	76.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2020	2021
KOSEP Material Co., Ltd.	Recycling fly ashes	Korea	86.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*4)	RDF power generation	Korea	85.03%	85.03%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	Philippines	99.99%	99.99%
KOSPO Chile SpA	Holding company	Chile	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	Indonesia	95.00%	95.00%
Hee mang sunlight Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	Jordan	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.(*5)	Operation of utility plant	Korea	50.00%	50.00%
VI Carbon Professional Private Special Asset Investment Trust 1	Holding company	Korea	96.67%	—
Chitose Solar Power Plant LLC	Power generation	Japan	80.10%	65.00%
KEPCO Energy Solution Co., Ltd.	Energy service	Korea	100.00%	100.00%
KEPCO Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	Chile	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	Korea	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	Laos	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	100.00%
KEPCO Alamosa LLC	Holding company	USA	50.10%	50.10%
KEPCO Solar of Alamosa LLC	Power generation	USA	100.00%	100.00%
KEPCO Mangilao Holdings LLC(*6)	Holding company	USA	100.00%	100.00%
Mangilao Investment LLC	Holding company	USA	100.00%	100.00%
KEPCO Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	Korea	75.99%	79.03%
PT. Siborpa Eco Power	Construction and operation of utility plant	Indonesia	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	Korea	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	Korea	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	Korea	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	Korea	66.80%	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	Chile	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	Korea	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
Nambu USA LLC	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	Korea	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	Korea	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	Korea	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Secutec Co., Ltd.	Security service	Korea	100.00%	100.00%
SE Green Energy Co., Ltd.	Power generation	Korea	84.80%	84.80%
KEPCO Mangilao America LLC(*7)	Holding company	USA	100.00%	100.00%
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOAK Power Limited	Hydro power facility maintenance	Pakistan	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
Haenanum Energy Fund	Holding company	Korea	99.64%	99.64%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2020	2021
Paju Ecoenergy Co., Ltd.	Power generation	Korea	89.00%	89.00%
Guam Ukudu Power LLC	Power generation	USA	100.00%	100.00%
TS Energy No. 25 Co., Ltd.	Power generation	Korea	90.00%	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Moha solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP USA LLC	Holding company	USA	100.00%	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	Vietnam	100.00%	100.00%
Energy Innovation Fund I	Holding company	Korea	71.91%	71.91%
KHNP Chile SpA	Holding company	Chile	—	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.	Power generation	Korea	—	100.00%
Yeong Yang Corporation Co., Ltd.	Power generation	Korea	—	100.00%
SolarVader Co., Ltd.	Power generation	Korea	—	100.00%
Yeong Yang Innovation Co., Ltd.	Power generation	Korea	—	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd.	Power generation	Korea	—	100.00%
Yeong Yang Solar Management Co., Ltd.	Power generation	Korea	—	100.00%
LSG Hydro Power Limited	Holding company	Pakistan	—	99.80%
KOEN Bio Co., Ltd.	Wood pellet utilization business	Korea	—	70.00%
KOMIPO Energy Solution America, LLC	Holding company	USA	—	100.00%
Elara Investment Holdings, LLC(*8)	Holding company	USA	—	0.10%
Elara Equity Holdings, LLC	Holding company	USA	—	51.22%
Elara Class B Holdings, LLC	Holding company	USA	—	100.00%
Elara Class B Member, LLC	Holding company	USA	—	100.00%
Elara Development Holdings, LLC	Holding company	USA	—	100.00%
Elara Development, LLC	Holding company	USA	—	100.00%
Elara Energy Holdings, LLC(*8)	Holding company	USA	—	43.94%
Elara Energy Project, LLC	Power generation	USA	—	100.00%
KOMIPO Iberian Solar Group, S.L.U.	Holding company	Spain	—	100.00%
Jeongam Wind Power Co., Ltd.	Power generation	Korea	—	80.00%
KOWEPO Europe B.V.	Holding company	Netherlands	—	100.00%
CVS Equity Holdings, LLC	Holding company	USA	—	100.00%
CVS Class B Holdings, LLC	Holding company	USA	—	100.00%
CVS Development Holdings, LLC	Holding company	USA	—	100.00%
CVS Development, LLC	Holding company	USA	—	100.00%
CVS Class B Member, LLC	Holding company	USA	—	100.00%
CVS Energy Holdings, LLC	Holding company	USA	—	100.00%
Concho Valley Energy, LLC	Holding company	USA	—	100.00%
Concho Valley Solar, LLC	Power generation	USA	—	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.	Power generation	Korea	—	70.00%
KHNP Spain, S.L.	Holding company	Spain	—	100.00%

(*1)	Considering treasury stocks, the effective percentage of ownership is 66.08%.

(*2)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.

(*3)	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power.

(*4)
The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

(*5)	The subsidiary is included in the consolidated financial statements as the Company owns 50%+1 stake and has the ability to appoint a majority of the board members under the shareholders’ agreement.

(*6)
As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate all 4 members of the board of directors.

(*7)
As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate the CEO and key management members.

(*8)
The effective percentage of ownership is less than 50%. However, this consolidated subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.

(2)	Subsidiaries newly included in and excluded from consolidation for the year ended December 31, 2021 are as follows:
Subsidiaries included in consolidation during the year ended December 31, 2021.

Subsidiaries	Reason
KHNP Chile SpA	Newly established
Yeong Yang Apollon Photovoltaic Co., Ltd.	New investment
Yeong Yang Corporation Co., Ltd.	New investment
SolarVader Co., Ltd.	New investment
Yeong Yang Innovation Co., Ltd.	New investment
Yeong Yang Horus Photovoltaic Co., Ltd.	New investment
Yeong Yang Solar Management Co., Ltd.	New investment
LSG Hydro Power Limited	Newly established
KOEN Bio Co., Ltd.	Newly established
KOMIPO Energy Solution America, LLC	Newly established
Elara Investment Holdings, LLC	Newly established
Elara Equity Holdings, LLC	Newly established
Elara Class B Holdings, LLC	Newly established
Elara Class B Member, LLC	Newly established
Elara Development Holdings, LLC	Newly established
Elara Development, LLC	Newly established
Elara Energy Holdings, LLC	Newly established
Elara Energy Project, LLC	New investment
KOMIPO Iberian Solar Group, S.L.U.	New investment
Prime Swedish Holding AB	Newly established
Jeongam Wind Power Co., Ltd.	Change in a relationship
KOWEPO Europe B.V.	Newly established
CVS Equity Holdings, LLC	Newly established
CVS Class B Holdings, LLC	Newly established
CVS Development Holdings, LLC	Newly established
CVS Development, LLC	Newly established
CVS Class B Member, LLC	Newly established
CVS Energy Holdings, LLC	Newly established
Concho Valley Energy, LLC	Newly established
Concho Valley Solar, LLC	New investment
Yeongdeok Sunrise Wind Power Co., Ltd.	Newly established
KHNP Spain, S.L.	Newly established
Subsidiaries excluded from consolidation during the year ended December 31, 2021.

Subsidiaries	Reason
DG Fairhaven Power, LLC	Disposal
VI Carbon Professional Private Special Asset Investment Trust 1	Liquidation
Prime Swedish Holding AB	Change in a relationship
KOSEP USA, Inc.	Liquidation
Korea Imouraren Uranium Investment Corp.	Liquidation

(3)	Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2020 and 2021 are as follows:

2020
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	61,859,753	35,652,467	9,938,941	647,641
Korea South-East Power Co., Ltd.		10,858,645	5,954,129	4,258,904	(139,149)
Korea Midland Power Co., Ltd.		13,028,436	9,357,603	4,293,364	(29,880)
Korea Western Power Co., Ltd.		10,357,023	6,594,779	3,605,986	(108,953)
Korea Southern Power Co., Ltd.		10,658,015	6,411,524	4,015,941	(17,588)
Korea East-West Power Co., Ltd.		9,619,485	4,974,645	4,155,416	(65,427)
KEPCO Engineering & Construction Company, Inc.		699,244	200,169	431,723	20,160
KEPCO Plant Service & Engineering Co., Ltd.		1,345,857	296,515	1,299,186	85,916
KEPCO Nuclear Fuel Co., Ltd.		798,368	390,155	331,228	14,542
KEPCO KDN Co., Ltd.		647,496	174,192	641,308	45,207
KEPCO International HongKong Ltd.		120,213	—	—	1,571
KEPCO International Philippines Inc.		133,215	366	—	35,182
KEPCO Gansu International Ltd.		7,753	512	—	(19)
KEPCO Philippines Holdings Inc.		187,375	127	—	65,792
KEPCO Philippines Corporation		6,173	17	—	(187)
KEPCO Ilijan Corporation		322,066	47,234	81,400	39,443
KEPCO Lebanon SARL		1,669	9,195	—	(59)
KEPCO Neimenggu International Ltd.		213,444	2,492	—	26,593
KEPCO Shanxi International Ltd.		508,363	196,408	—	2,278
KOMIPO Global Pte Ltd.		263,378	656	—	12,460
KEPCO Netherlands B.V.		117,449	71	—	14,503
Korea Imouraren Uranium Investment Corp.		13,955	123	—	(675)
KEPCO Australia Pty., Ltd.		451	17	—	71
KOSEP Australia Pty., Ltd.		34,249	3,500	14,327	2,150
KOMIPO Australia Pty., Ltd.		45,250	3,782	14,327	2,685
KOWEPO Australia Pty., Ltd.		44,270	2,909	14,327	1,663
KOSPO Australia Pty., Ltd.		38,341	2,750	14,327	2,242
KEPCO Middle East Holding Company		90,601	78,553	—	(1,539)
Qatrana Electric Power Company		464,507	287,859	21,279	24,717
KHNP Canada Energy Ltd.		63,794	26	—	(7)
KEPCO Bylong Australia Pty., Ltd.		44,691	349,542	—	16,897
Korea Waterbury Uranium Limited Partnership		20,908	165	—	(76)
KEPCO Holdings de Mexico		148	27	—	(14)
KST Electric Power Company, S.A.P.I. de C.V.		531,367	410,743	65,695	37,899
KEPCO Energy Service Company		2,255	994	5,880	507
KEPCO Netherlands S3 B.V.		44,042	54	—	2,833
PT. KOMIPO Pembangkitan Jawa Bali		12,946	3,298	20,306	4,775
PT. Cirebon Power Service		1,825	550	8,642	344
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		31,620	15,654	9,356	1,570
EWP America Inc.(*1)		37,681	2,683	14,312	(14,327)
KNF Canada Energy Limited		1,871	22	—	(50)
EWP Barbados 1 SRL		313,409	1,170	2,950	44,729
Gyeonggi Green Energy Co., Ltd.		265,768	240,366	64,660	(9,968)
PT. Tanggamus Electric Power		217,730	184,057	3,491	11,942
Gyeongju Wind Power Co., Ltd.		105,726	68,629	13,939	2,108
KOMIPO America Inc.		105,926	918	342	(1,783)
KOSEP USA, Inc.		1	4,837	—	—
PT. EWP Indonesia		33,900	1,125	—	7,083
KEPCO Netherlands J3 B.V.		138,824	84	—	28,242
Korea Offshore Wind Power Co., Ltd.		354,643	187,576	26,838	98
Global One Pioneer B.V.		177	60	—	(76)
Global Energy Pioneer B.V.		338	64	—	(70)
Mira Power Limited		348,737	266,565	31,172	(2,960)
KOSEP Material Co., Ltd.		2,312	429	3,457	189

2020
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Commerce and Industry Energy Co., Ltd.	￦	89,681	41,384	31,603	1,623
KEPCO KPS Philippines Corp.		3,119	284	5,151	158
KOSPO Chile SpA		128,795	48,813	—	(542)
PT. KOWEPO Sumsel Operation And Maintenance Services		108	241	—	(15)
Hee mang sunlight Power Co., Ltd.		7,261	4,339	423	(142)
Fujeij Wind Power Company		194,844	174,051	—	13,720
KOSPO Youngnam Power Co., Ltd.		389,071	294,408	254,966	3,405
VI Carbon Professional Private Special Asset Investment Trust 1		3,006	4	—	7
Chitose Solar Power Plant LLC		133,643	118,783	17,073	1,521
KEPCO Energy Solution Co., Ltd.		313,754	4,093	5,585	3,656
KEPCO Solar Co., Ltd.		230,443	23,098	3,933	1,888
KOSPO Power Services Ltda.		4,354	1,644	10,846	1,011
Energy New Industry Specialized Investment Private Investment Trust(*2)		279,489	24,173	23,682	8,248
KOEN Bylong Pty., Ltd.		6	75	—	(11)
KOMIPO Bylong Pty., Ltd.		7	76	—	(11)
KOWEPO Bylong Pty., Ltd.		6	64	—	—
KOSPO Bylong Pty., Ltd.		153	213	—	(2)
EWP Bylong Pty., Ltd.		6	35	—	28
KOWEPO Lao International		8,982	392	8,466	4,706
KEPCO US Inc.		16,154	—	—	(21)
KEPCO Alamosa LLC		31,353	270	127	(237)
KEPCO Solar of Alamosa LLC		68,336	42,910	9,096	(2,052)
KEPCO Mangilao Holdings LLC		25,785	28,924	—	(502)
Mangilao Investment LLC		38,090	14	—	(15)
KEPCO Mangilao Solar, LLC		69,830	34,029	—	(253)
Jeju Hanlim Offshore Wind Co., Ltd.		20,525	9,805	—	(3,049)
PT. Siborpa Eco Power		10,491	14	—	(361)
PT. Korea Energy Indonesia		1,746	196	2,428	190
KOLAT SpA		31,109	425	243	(216)
KEPCO California, LLC		41,973	4,683	—	(1,330)
KEPCO Mojave Holdings, LLC		95,326	67,138	—	(4,358)
Incheon Fuel Cell Co., Ltd.		192,184	170,976	—	(979)
KOEN Service Co., Ltd.		6,239	5,598	32,150	129
KOMIPO Service Co., Ltd.		3,381	3,649	28,596	(479)
KOWEPO Service Co., Ltd.		6,045	4,849	29,559	726
KOSPO Service Co., Ltd.		5,617	4,708	25,103	832
EWP Service Co., Ltd.		4,568	4,074	23,223	(15)
PT. KOMIPO Energy Indonesia		2,473	154	2,391	52
KNF Partners Co., Ltd.		1,470	743	5,487	256
KOSPO USA Inc.		120,380	266	—	(1,611)
Nambu USA LLC		42,739	—	—	544
Tamra Offshore Wind Power Co., Ltd.		150,957	112,184	22,200	4,575
KEPCO MCS Co., Ltd.		59,227	36,786	342,053	19,190
KEPCO FMS Co., Ltd.		14,390	12,585	89,228	837
Firstkeepers Co., Ltd.		13,981	12,234	68,538	2,994
Secutec Co., Ltd.		11,473	9,771	62,256	1,609
SE Green Energy Co., Ltd.		152,205	122,606	19,731	2,463
KEPCO Mangilao America LLC		1,793	—	—	—
Mangilao Intermediate Holdings LLC		100,609	80,210	—	(3,708)
KEPCO CSC Co., Ltd.		8,817	5,551	38,465	2,479
KOAK Power Limited		15,864	1,118	—	607

2020
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KOMIPO Europe B.V.	￦	43,198	46	333	(386)
Haenanum Energy Fund		28,219	132	128	(13)
Paju Ecoenergy Co., Ltd.		57,320	3,506	3,069	247
Guam Ukudu Power LLC		3,165	3,589	—	(1,577)
TS Energy No. 25 Co., Ltd.		184,667	142,709	—	(3,779)
KPS Partners Co., Ltd.		2,139	1,127	3,562	313
KEPCO E&C Service Co., Ltd.		2,514	1,549	4,989	464
Moha solar Co., Ltd.		7,390	7,809	—	(364)
Ogiri Solar Power Co., Ltd.		1,032	—	—	—
KHNP USA LLC		464	23	229	119
KOMIPO Vanphong Power Service LLC		1,727	12	—	(34)
Energy Innovation Fund I		8,412	1	25	(201)

(*1)	Financial information of EWP America Inc. includes that of four other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.

(*2)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund and BSK
E-New
Industry Fund X.

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	64,638,690	38,361,337	9,324,391	302,232
Korea South-East Power Co., Ltd.		11,487,325	6,510,826	5,188,856	(58,096)
Korea Midland Power Co., Ltd.		13,756,040	9,912,907	5,263,302	54,869
Korea Western Power Co., Ltd.		10,822,780	7,116,671	4,970,805	(171,562)
Korea Southern Power Co., Ltd.		11,350,984	7,099,881	5,671,989	(113,352)
Korea East-West Power Co., Ltd.		9,895,739	5,163,005	4,743,030	10,872
KEPCO Engineering & Construction Company, Inc.		705,043	191,592	433,127	16,452
KEPCO Plant Service & Engineering Co., Ltd.		1,420,705	311,607	1,375,668	98,132
KEPCO Nuclear Fuel Co., Ltd.		837,249	405,614	323,729	25,799
KEPCO KDN Co., Ltd.		721,634	189,242	673,261	67,244
KEPCO International HongKong Ltd.		128,968	—	—	341
KEPCO International Philippines Inc.		154,317	482	—	8,766
KEPCO Gansu International Ltd.		7,151	559	—	(25)
KEPCO Philippines Holdings Inc.		191,757	128	—	60,192
KEPCO Philippines Corporation		6,122	19	—	(68)
KEPCO Ilijan Corporation		259,069	38,555	60,532	12,981
KEPCO Lebanon SARL		1,729	9,794	—	(86)
KEPCO Neimenggu International Ltd.		241,299	3,106	—	16,762
KEPCO Shanxi International Ltd.		551,407	207,844	—	3,526
KOMIPO Global Pte Ltd.		302,340	1,351	—	11,462
KEPCO Netherlands B.V.		133,610	866	—	5,395
Korea Imouraren Uranium Investment Corp.		83	—	—	(13,898)
KEPCO Australia Pty., Ltd.		481	11	—	25
KOSEP Australia Pty., Ltd.		44,798	5,561	22,013	8,268
KOMIPO Australia Pty., Ltd.		54,162	5,648	22,013	5,942
KOWEPO Australia Pty., Ltd.		54,564	4,766	22,013	7,387
KOSPO Australia Pty., Ltd.		43,886	4,502	22,013	5,940
KEPCO Middle East Holding Company		104,068	89,756	—	1,144
Qatrana Electric Power Company		480,809	262,725	21,368	19,156
KHNP Canada Energy Ltd.		109,326	25	—	29
KEPCO Bylong Australia Pty., Ltd.		44,319	394,349	—	(37,065)
Korea Waterbury Uranium Limited Partnership		20,920	159	—	(57)
KEPCO Holdings de Mexico		148	27	—	(8)
KST Electric Power Company, S.A.P.I. de C.V.		584,625	435,796	151,467	18,499
KEPCO Energy Service Company		2,500	956	12,070	574
KEPCO Netherlands S3 B.V.		51,045	150	—	3,199
PT. KOMIPO Pembangkitan Jawa Bali		13,499	3,314	18,296	885
PT. Cirebon Power Service		2,545	631	8,664	505
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		33,782	16,298	9,698	816
EWP America Inc.(*1)		46,687	1,278	18,335	6,807
KNF Canada Energy Limited		2,101	17	—	(43)
EWP Barbados 1 SRL		354,024	1,172	2,861	16,168
Gyeonggi Green Energy Co., Ltd.		243,977	224,132	93,794	(5,588)
PT. Tanggamus Electric Power		212,161	167,409	2,903	3,017
Gyeongju Wind Power Co., Ltd.		96,937	60,702	15,289	3,132
KOMIPO America Inc.(*2)		329,986	56,325	1,715	(1,311)
PT. EWP Indonesia		47,031	1,226	—	4,615
KEPCO Netherlands J3 B.V.		151,478	172	—	27,365
Korea Offshore Wind Power Co., Ltd.		359,393	188,507	36,020	3,820
Global One Pioneer B.V.		119	116	—	(132)
Global Energy Pioneer B.V.		293	131	—	(147)
Mira Power Limited		424,183	311,459	70,287	34,018
KOSEP Material Co., Ltd.		3,405	842	4,518	442
Commerce and Industry Energy Co., Ltd.		85,315	35,543	30,531	1,345
KEPCO KPS Philippines Corp.		8,051	3,652	9,768	1,493
KOSPO Chile SpA		142,956	56,688	—	(851)

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
PT. KOWEPO Sumsel Operation And Maintenance Services	￦	116	259	—	—
Hee mang sunlight Power Co., Ltd.		6,242	3,272	499	47
Fujeij Wind Power Company		200,783	169,340	—	14,739
KOSPO Youngnam Power Co., Ltd.		393,745	292,765	318,770	6,339
Chitose Solar Power Plant LLC		125,578	109,470	16,630	1,794
KEPCO Energy Solution Co., Ltd.		317,676	4,938	21,423	3,104
KEPCO Solar Co., Ltd.		231,567	22,229	11,305	2,014
KOSPO Power Services Ltda.		8,007	5,800	21,133	(356)
Energy New Industry Specialized Investment Private Investment Trust(*3)		336,932	28,536	19,405	11,116
KOEN Bylong Pty., Ltd.		8	86	—	—
KOMIPO Bylong Pty., Ltd.		8	86	—	(8)
KOWEPO Bylong Pty., Ltd.		8	86	—	(18)
KOSPO Bylong Pty., Ltd.		73	168	—	(20)
EWP Bylong Pty., Ltd.		8	54	—	—
KOWEPO Lao International		12,974	70	8,543	5,681
KEPCO US Inc.		17,601	—	—	—
KEPCO Alamosa LLC		34,100	297	124	(62)
KEPCO Solar of Alamosa LLC		57,104	41,953	8,008	(742)
KEPCO Mangilao Holdings LLC		28,504	32,501	—	(556)
Mangilao Investment LLC		43,459	29	—	(14)
KEPCO Mangilao Solar, LLC		206,018	166,095	—	(865)
Jeju Hanlim Offshore Wind Co., Ltd.		41,325	5,139	—	(2,893)
PT. Siborpa Eco Power		11,306	—	—	(105)
PT. Korea Energy Indonesia		1,917	215	1,681	37
KOLAT SpA		28,349	849	180	(464)
KEPCO California, LLC		43,732	4,113	1,310	160
KEPCO Mojave Holdings, LLC		95,294	71,358	—	(4,254)
Incheon Fuel Cell Co., Ltd.		259,111	236,901	46,034	962
KOEN Service Co., Ltd.		8,963	6,557	35,190	2,326
KOMIPO Service Co., Ltd.		4,384	4,475	32,323	(96)
KOWEPO Service Co., Ltd.		7,289	5,869	31,700	303
KOSPO Service Co., Ltd.		5,762	4,990	26,257	31
EWP Service Co., Ltd.		5,483	5,455	24,957	14
PT. KOMIPO Energy Indonesia		2,996	395	2,077	106
KNF partners Co., Ltd.		1,800	969	5,664	152
KOSPO USA Inc.		286,081	293	—	968
Nambu USA LLC		277,698	—	—	568
Tamra Offshore Wind Power Co., Ltd.		146,736	106,961	21,731	5,168
KEPCO MCS Co., Ltd.		80,277	39,139	349,116	19,043
KEPCO FMS Co., Ltd.		17,188	15,577	94,210	214
Firstkeepers Co., Ltd.		17,152	16,041	77,189	19
Secutec Co., Ltd.		13,176	10,662	65,963	1,774
SE Green Energy Co., Ltd.		153,105	119,461	38,867	4,025
KEPCO Mangilao America LLC		2,173	1	—	—
Mangilao Intermediate Holdings LLC		220,690	205,421	—	(6,975)
KEPCO CSC Co., Ltd.		8,093	6,799	41,854	(2,101)
KOAK Power Limited		14,363	393	—	(551)
KOMIPO Europe B.V.		70,431	97	402	(503)

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Haenanum Energy Fund	￦	7,463	3	40	(74)
Paju Ecoenergy Co., Ltd.		57,795	2,118	15,425	2,234
Guam Ukudu Power LLC		30,133	30,438	—	(2,030)
TS Energy No. 25 Co., Ltd.		353,324	318,977	421	(7,525)
KPS Partners Co., Ltd.		2,809	1,529	9,520	323
KEPCO E&C Service Co., Ltd.		4,054	1,889	15,985	1,242
Moha solar Co., Ltd.		32,808	33,933	48	(706)
Ogiri Solar Power Co., Ltd.		1,041	1	—	9
KHNP USA LLC		766	10	1,001	267
KOMIPO Vanphong Power Service LLC		3,758	860	3,853	958
Energy Innovation Fund I		22,616	3,202	—	(888)
KHNP Chile SpA		5,294	3,879	—	17
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,775	1,632	5	(30)
Yeong Yang Corporation Co., Ltd.		1,776	1,623	9	(19)
SolarVader Co., Ltd.		1,772	1,627	—	(26)
Yeong Yang Innovation Co., Ltd.		1,773	1,622	5	(21)
Yeong Yang Horus Photovoltaic Co., Ltd.		1,771	1,624	9	(24)
Yeong Yang Solar Management Co., Ltd.		1,774	1,625	—	(23)
LSG Hydro Power Limited		1	—	—	—
KOEN Bio Co., Ltd.		394	199	51	(305)
KOMIPO Iberian Solar Group, S.L.U.		70,993	56,707	—	1,354
Jeongam Wind Power Co., Ltd.		86,853	74,267	10,476	1,027
KOWEPO Europe B.V.		39,973	1,449	—	(744)
Yeongdeok Sunrise Wind Power Co., Ltd.		21,252	768	—	(116)
KHNP Spain, S.L.		5	—	—	—

(*1)	Financial information of EWP America Inc. includes that of three other subsidiaries, EWP Renewable Corporation, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund and BSK
E-New
Industry Fund X.

(4)	Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. The Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Jeongam Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, and payments to the contracting party may be restricted depending on the financial management priority of the contract. The Company’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Korea Offshore Wind Power Co., Ltd.	Principals and interest payments on subordinated loans or dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

(5)	As of December 31, 2021, the Company has following entitlements in relation to its subsidiaries as per its shareholder’s agreements:

Company	Nature and extent of significant restrictions
KOSPO Youngnam Power Co., Ltd.	The Company holds the right to purchase all shares held by the financial investors of KOSPO Youngnam Power Co., Ltd., a subsidiary of the Company, at face value of the issued shares on the 7th and 12th years from the Company’s establishment date.

Jeongam Wind Power Co., Ltd.	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.

(6)	Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2019, 2020 and 2021 are as follows:

2019
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	173,931	779,764	257,593	864,596	2,075,884
Non-current assets		197,446	577,219	477,614	3,169,317	4,421,596
Current liabilities		(11,990)	(247,737)	(223,522)	(450,311)	(933,560)
Non-current liabilities		(44,166)	(47,020)	(19,472)	(2,193,501)	(2,304,159)
Net assets		315,221	1,062,226	492,213	1,390,101	3,259,761
Book value of non-controlling interests		154,458	520,491	166,959	551,423	1,393,331
Sales		95,072	1,244,613	448,635	855,023	2,643,343
Profit (loss) for the period		40,818	157,737	26,398	(48,963)	175,990
Profit (loss) for the period attributable to non-controlling interests		20,001	77,291	8,954	(24,264)	81,982
Cash flows from operating activities		101,707	164,373	27,081	219,450	512,611
Cash flows from investing activities		4,458	(89,159)	47,219	(356,434)	(393,916)
Cash flows from financing activities before dividends to non-controlling interests		(68,678)	(44,332)	(34,632)	223,233	75,591
Dividends to non-controlling interests		(48,750)	(39,466)	(1,807)	(9,233)	(99,256)
Effect of exchange rate fluctuation		2,111	(593)	(14)	2,501	4,005
Net increase (decrease) of cash and cash equivalents		(9,152)	(9,177)	37,847	79,517	99,035

2020
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	236,602	755,454	235,805	801,813	2,029,674
Non-current assets		85,464	590,403	463,439	3,499,258	4,638,564
Current liabilities		(12,322)	(254,495)	(186,296)	(414,673)	(867,786)
Non-current liabilities		(34,912)	(42,020)	(13,873)	(2,511,848)	(2,602,653)
Net assets		274,832	1,049,342	499,075	1,374,550	3,197,799
Book value of non-controlling interests		134,668	514,177	169,286	552,035	1,370,166
Sales		81,400	1,299,186	431,723	956,692	2,769,001
Profit for the period		39,443	85,916	20,160	107,661	253,180
Profit for the period attributable to non-controlling interests		19,327	42,099	6,838	32,858	101,122
Cash flows from operating activities		121,835	74,159	15,225	240,987	452,206
Cash flows from investing activities		7,561	26,748	(34,333)	(661,820)	(661,844)
Cash flows from financing activities before dividends to non-controlling interests		(31,793)	(47,809)	(9,165)	371,448	282,681
Dividends to non-controlling interests		(30,319)	(42,336)	(4,000)	(4,643)	(81,298)
Effect of exchange rate fluctuation		(8,153)	(2,171)	(22)	(7,893)	(18,239)
Net increase (decrease) of cash and cash equivalents		59,131	8,591	(32,295)	(61,921)	(26,494)

2021
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	234,224	793,995	253,958	1,030,049	2,312,226
Non-current assets		24,845	626,710	451,085	3,829,243	4,931,883
Current liabilities		(30,783)	(265,017)	(183,100)	(599,373)	(1,078,273)
Non-current liabilities		(7,772)	(46,590)	(8,492)	(2,666,345)	(2,729,199)
Net assets		220,514	1,109,098	513,451	1,593,574	3,436,637
Book value of non-controlling interests		108,052	543,458	174,163	717,166	1,542,839
Sales		60,532	1,375,668	433,127	1,277,848	3,147,175
Profit for the year		12,981	98,132	16,452	120,488	248,053
Profit for the year attributable to non-controlling interests		6,361	48,085	5,581	25,803	85,830
Cash flows from operating activities		116,440	133,160	(16,270)	295,532	528,862
Cash flows from investing activities		2,216	(39,444)	19,061	(301,402)	(319,569)
Cash flows from financing activities before dividends to non-controlling interests		(88,927)	(30,599)	(8,467)	125,685	(2,308)
Dividends to non-controlling interests		—	(25,269)	(3,639)	(2,608)	(31,516)
Effect of exchange rate fluctuation		10,683	885	38	7,243	18,849
Net increase (decrease) of cash and cash equivalents		40,412	38,733	(9,277)	124,450	194,318

(7)	Changes in goodwill

(i)	Details of goodwill as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Acquisition cost	￦	98,166	105,647
Less: Accumulated impairment		—	—

Carrying book value	￦	98,166	105,647

(ii)	Changes in goodwill for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	97,977	189	—	98,166
Less: Accumulated impairment		—	—	—	—

Carrying book value	￦	97,977	189	—	98,166

		2021
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	98,166	7,481	—	105,647
Less: Accumulated impairment		—	—	—	—

Carrying book value	￦	98,166	7,482	—	105,647

(8)	Disposals of subsidiaries
The Company has completed the liquidation process of VI Carbon Professional Private Special Asset Investment Trust 1, KOSEP USA, Inc., and
Korea
Imouraren Uranium Investment Corp. and has disposed of shares of DG Fairhaven Power, LLC during the year ended December 31, 2021. The Company had completed the liquidation process of EWP Philippines Corporation and had disposed of shares of DG Whitefield, LLC and Springfield Power, LLC during the year ended December 31, 2020.

(9)	Cash dividends received from subsidiaries for the years ended December 31, 2019, 2020 and 2021, respectively, are as follows:

Subsidiaries		2019	2020	2021
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	—	106,675	279,779
Korea South-East Power Co., Ltd.		7,143	11,905	—
Korea Midland Power Co., Ltd.		—	—	—
Korea Western Power Co., Ltd.		—	—	—
Korea Southern Power Co., Ltd.		15,277	—	—
Korea East-West Power Co., Ltd.		985	17,959	—
KEPCO Engineering & Construction Company, Inc.		3,519	7,793	7,089
KEPCO Plant Service & Engineering Co., Ltd.		41,084	44,068	26,301
KEPCO Nuclear Fuel Co., Ltd.		4,219	7,270	5,206
KEPCO KDN Co., Ltd.		19,136	14,720	18,854
KEPCO International HongKong Ltd.		10,243	11,858	—
KEPCO International Philippines Inc.		70,480	—	—
KEPCO Ilijan Corporation		65,776	34,502	7,955
KEPCO Philippines Holdings Inc.		63,522	70,876	60,520
KOSEP Australia Pty., Ltd.		8,120	1,856	—
KOSPO Australia Pty., Ltd.		4,335	—	3,095
Qatrana Electric Power Company		10,313	—	2,615
KEPCO KPS Philippines Corp.		3,854	1,215	—
Tamra Offshore Wind Power Co., Ltd.		4,823	2,640	—
KEPCO Netherlands S3 B.V.		874	6,981	—
PT. KOMIPO Pembangkitan Jawa Bali		1,971	—	153
KEPCO Netherlands J3 B.V.		—	—	27,237
Gyeongju Wind Power Co., Ltd.		2,800	2,800	2,800
VI Carbon Professional Private Special Asset Investment Trust 1		11	7	—
KOSPO Power Services Limitada		745	—	—
KEPCO Netherlands B.V.		13,266	11,098	—
PT. Cirebon Power Service		—	221	—
Chitose Solar Power Plant LLC		814	858	—
Fujeij Wind Power Company		—	6,306	11,920
KOSPO Jordan LLC		—	535	731
Energy Innovation Fund I		—	19	—

	￦	353,310	362,162	454,255